OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Platform Operator, Crypto Asset [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES
29.1Accounting policies
Recorded at the fair value of the known obligations and are subsequently increased, when applicable, by the corresponding charges. They are classified as current or non‑current according to their expected settlement period.
29.2 Breakdown of other liabilities

	December 31,
Description	2025	2024

Lease liabilities	802,882	516,670
Accounts payable	252,534	424,178
Investment in subsidiary	—	38,279
Others	75,481	98,545
Total	1,130,897	1,077,672

Current	124,039	268,935
Non-current	1,006,858	808,737